INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2023
Disclosure of income tax [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2023	2022	2021

Loss before income taxes	$5,621	$8,250	$13,008

Income tax recovery at statutory rates	(1,518)	(2,227)	(3,512)
Difference of foreign tax rates	(7)	(13)	19
Non-deductible expenses and non-taxable portion of capital gains	921	983	1,061
Changes in unrecognized deferred tax assets and other	646	1,250	2,487
Income tax expense (recovery)	42	(7)	55

Income tax (recovery) expense consists of:
Current income taxes	$-	$-	$-
Deferred income taxes	42	(7)	55
	$42	$(7)	$55

Disclosure of deferred taxes [Table Text Block]
	2023	2022	2021
Deferred tax liability at the beginning of the year	$-	$-	$-
Tax recovery (expense) relating to the loss from continuing operations	(42)	-	(55)
Tax recovery relating to components of other comprehensive loss	42	(7)	55
Tax recovery recorded in deficit	-	-	-
Deferred tax liability at the end of the year	$-	$-	$-

Disclosure of changes in deferred tax assets and liabilities [Table Text Block]
	2023	2022	2021
Convertible notes	$-	$-	$(389)
Loans payable	-	-	(180)
Mineral properties	(2,090)	(2,241)	(2,597)
Loss carry-forwards	2,090	2,241	3,166
	$-	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	2023	2022	2021
Tax Losses:
Operating loss carry-forwards - Canada	$158,670	$159,298	$158,619
Operating loss carry-forwards - South Africa	133,524	103,917	35,958
Net capital loss carry-forwards	-	-	-
	$292,194	$263,215	$194,577
Temporary Differences:
Mineral properties	$7,394	$7,632	$7,931
Financing Costs	1,948	2,993	3,611
Property, plant and equipment	675	697	728
Other	1,111	866	800
	$11,128	$12,188	$13,070